Other operating income	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Operating Income [Abstract]
Other operating income
8	Other operating income

	2017	2016	2015
Government grant (*) (Note 25)	18,942	16,944	15,573
Other	1,011	-	-
	19,953	16,944	15,573

(*) Corresponds to government grant for the development of airport infrastructure in Group A (operated by AA2000) of the National Airport System. There are no unfulfilled conditions or other contingencies attaching to these grants. The group did not benefit directly from any other forms of government assistance.